UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3430

                        OPPENHEIMER U.S. GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            51.0%
--------------------------------------------------------------------------------
U.S. Treasury                                                              14.1
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           11.1
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  5.9
--------------------------------------------------------------------------------
Federal Home Loan Bank                                                      1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

CREDIT ALLOCATION

Treasury              14.1%
Agency                65.2
AAA                   16.6
AA                     1.0
A                      0.3
BBB                    0.1
Not Rated              2.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005 and are based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 2.7% of total investments) but to which the Manager in its judgment has assigned ratings as securities comparable to those rated by a rating agency in the same category. The Fund may invest in securities of any maturity, including those issued by private issuers and federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/85. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 7/21/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, Class B performance does not include contingent deferred sales charge and uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     10 | OPPENHEIMER U.S. GOVERNMENT TRUST

CLASS Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     11 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                     12 | OPPENHEIMER U.S. GOVERNMENT TRUST
described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING        EXPENSES
                             ACCOUNT        ACCOUNT       PAID DURING
                             VALUE          VALUE         6 MONTHS ENDED
                             (9/1/04)       (2/28/05)     FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual               $ 1,000.00     $ 1,014.00    $ 4.50
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00       1,020.33      4.52
--------------------------------------------------------------------------------
Class B Actual                 1,000.00       1,009.20      8.25
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00       1,016.61      8.28
--------------------------------------------------------------------------------
Class C Actual                 1,000.00       1,009.30      8.25
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00       1,016.61      8.28
--------------------------------------------------------------------------------
Class N Actual                 1,000.00       1,012.80      5.76
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00       1,019.09      5.77
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00       1,014.50      2.90
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00       1,021.92      2.91

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.90%
--------------------------
Class B          1.65
--------------------------
Class C          1.65
--------------------------
Class N          1.15
--------------------------
Class Y          0.58

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     13 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.9%
-----------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.68%, 4/20/08 1                                       $     1,350,000               $     1,350,000
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                4,780,000                     4,718,888
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates, Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                               2,272,936                     2,262,172
-----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations, Series 2002-4, Cl. 1A3, 3.44%,  4/25/23                       494,275                       493,829
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                           3,940,000                     3,915,469
-----------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through
Certificates, Series 2000-4, Cl. M1, 8.73%, 5/1/32 2                                 5,000,000                       459,375
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                               4,800,000                     4,790,801
-----------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 0.678%, 8/15/25 2,3,4                                          4,550,157                         1,422
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                                               4,419,474                     4,435,311
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                               8,417,434                     8,391,381
-----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                4,781,878                     4,768,236
-----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                               1,111,813                     1,110,107
-----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1,
Cl. A2, 1.60%, 7/20/06                                                                 214,006                       213,824
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                 762,736                       765,423
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                   92,921                        92,593
-----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.80%, 11/25/34 1,2                                           1,946,470                     1,947,940
-----------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                 950,000                       943,766
-----------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations, Series 2002-B, Cl. A3, 3.76%, 6/15/06                                     133,257                       133,398
-----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                 761,846                       761,740
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                   85,254                        85,026
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                4,780,000                     4,767,152
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                                    4,650,000                     4,624,934
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                3,460,000                     3,445,587


                     14 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                        $     6,833,227               $     6,789,226
                                                                                                             ----------------
Total Asset-Backed Securities (Cost $70,652,787)                                                                  61,267,600

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--84.4%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--72.4%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--71.7%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                    9,093,218                     9,610,394
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-10/1/34                                                                  28,506,402                    29,346,802
6.50%, 3/1/29 5                                                                      1,030,436                     1,075,187
7%, 6/1/29-11/1/33                                                                  24,452,587                    25,817,835
7%, 3/1/32 5                                                                         4,145,987                     4,372,459
7.50%, 9/1/12-2/1/32                                                                 1,692,935                     1,797,772
8%, 4/1/16                                                                           2,957,070                     3,127,738
9%, 8/1/22-5/1/25                                                                      671,207                       745,718
11.50%, 6/1/20                                                                          52,025                        57,944
12.50%, 7/1/19                                                                         193,442                       216,539
13%, 8/1/15                                                                            171,123                       192,383
14%, 1/1/11                                                                             61,328                        69,306
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Series 2196, Cl. GB, 8%, 3/15/30                                                       772,664                       826,616
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Pass-Through Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                171,600                       171,735
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                   1,096,947                     1,103,564
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                  3,210,221                     3,313,422
Series 2080, Cl. Z, 6.50%, 8/15/28                                                   2,072,386                     2,120,125
Series 2387, Cl. PD, 6%, 4/15/30                                                     3,890,431                     4,009,848
Series 2392, Cl. PV, 6%, 12/15/20                                                    9,952,000                    10,217,057
Series 2410, Cl. NE, 6.50%, 9/15/30                                                  1,631,298                     1,645,143
Series 2423, Cl. PD, 6.50%, 11/15/30                                                 1,476,732                     1,480,022
Series 2466, Cl. PD, 6.50%, 4/15/30                                                    681,706                       683,278
Series 2498, Cl. PC, 5.50%, 10/15/14                                                   522,470                       525,975
Series 2500, Cl. FD, 3.09%, 3/15/32 1                                                1,845,695                     1,857,281
Series 2526, Cl. FE, 2.99%, 6/15/29 1                                                2,337,932                     2,350,115
Series 2551, Cl. FD, 2.99%, 1/15/33 1                                                1,873,483                     1,886,850
Series 2583, Cl. KA, 5.50%, 3/15/22                                                  6,390,432                     6,453,401
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 2.654%, 2/1/28 6                                                   924,547                       181,975
Series 195, Cl. IO, (3.31)%, 4/1/28 6                                               13,215,506                     2,885,054
Series 200, Cl. IO, 2.426%, 1/1/29 6                                                 1,134,468                       226,773
Series 205, Cl. IO, 1.009%, 9/1/29 6                                                 6,295,893                     1,197,155


                     15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 206, Cl. IO, (22.39)%, 12/1/29 6                                        $     1,773,250               $       342,096
Series 2074, Cl. S, 7.748%, 7/17/28 6                                                1,183,089                       147,492
Series 2079, Cl. S, 5.325%, 7/17/28 6                                                1,830,914                       231,790
Series 2122, Cl. S, 20.30%, 2/15/29 6                                                8,688,530                       888,815
Series 2304, Cl. SK, 5.16%, 6/15/29 6                                                7,961,178                       720,603
Series 2526, Cl. SE, 14.154%, 6/15/29 6                                              3,096,462                       241,984
Series 2819, Cl. S, 12.232%, 6/15/34 6                                              27,722,876                     2,499,126
Series 2920, Cl. S, 30.763%, 1/15/35 6                                              17,510,825                     1,013,504
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp./Government National
Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates,
Series 28, Cl. PG, 6.875%, 2/25/23                                                   1,805,898                     1,810,621
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 3/1/20-3/1/35 5                                                                161,890,000                   161,385,337
5.50%, 3/1/20-3/1/35 5                                                             108,134,000                   109,915,782
5.50%, 2/1/33-1/1/34                                                                40,366,648                    40,799,913
6%, 3/1/20-3/1/35 5                                                                 81,025,000                    83,429,743
6%, 9/1/24                                                                           2,489,120                     2,565,711
6.50%, 11/1/28-10/1/30                                                               7,782,241                     8,122,330
6.50%, 4/1/35 5                                                                     71,145,000                    74,101,928
7%, 6/1/28-8/1/34                                                                   26,123,536                    27,581,228
7%, 2/1/32-3/5/35 5                                                                 54,897,630                    57,912,282
7.50%, 2/1/27                                                                        2,019,630                     2,167,995
8%, 12/1/22                                                                            100,156                       108,742
8.50%, 7/1/32                                                                          428,974                       465,267
11%, 7/1/16                                                                             91,303                       101,052
11.50%, 11/1/15-11/17/20                                                               577,856                       645,535
13%, 11/1/12                                                                             9,860                        10,711
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor, Trust, Commercial Mtg.
Obligations, Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                  10,000,000                    10,787,361
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                      251,695                       259,467
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                   1,012,736                     1,016,023
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                  693,757                       695,154
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                   2,137,418                     2,165,591
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                   2,100,748                     2,132,927
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                   1,633,189                     1,659,612
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                     691,993                       698,930
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                     319,301                       318,980
Trust 2002-52, Cl. FD, 3.15%, 9/25/32 1                                              2,389,963                     2,401,631
Trust 2002-77, Cl. WF, 2.99%, 12/18/32 1                                             2,974,880                     2,993,333
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                2,846,828                     2,849,924
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                   6,170,000                     6,172,852
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                     976,564                       978,291
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                  4,060,000                     4,071,594


                     16 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T4, Cl. IO, (5.71)%, 7/25/41 2,6                                    $    12,676,078               $       391,270
Trust 2002-28, Cl. SA, 9.43%, 4/25/32 6                                              1,670,868                       161,231
Trust 2002-38, Cl. SO, 17.106%, 4/25/32 6                                            2,524,688                       159,923
Trust 2002-39, Cl. SD, 7.677%, 3/18/32 6                                             2,668,351                       223,510
Trust 2002-48, Cl. S, 7.987%, 7/25/32 6                                              2,751,101                       282,963
Trust 2002-52, Cl. SL, 8.254%, 9/25/32 6                                             1,710,172                       174,226
Trust 2002-53, Cl. SK, 7.883%, 4/25/32 6                                             1,664,438                       145,422
Trust 2002-56, Cl. SN, 10.322%, 7/25/32 6                                            3,759,175                       390,447
Trust 2002-77, Cl. IS, 13.941%, 12/18/32 6                                           4,301,320                       374,815
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, (2.36)%, 5/1/23 6                                                  4,735,617                       921,561
Trust 240, Cl. 2, 1.948%, 9/1/23 6                                                   2,918,416                       595,124
Trust 252, Cl. 2, (3.023)%, 11/1/23 6                                                2,172,110                       435,766
Trust 254, Cl. 2, (2.578)%, 1/1/24 6                                                 3,131,620                       633,309
Trust 303, Cl. IO, 1.27%, 11/1/29 6                                                  1,786,272                       363,534
Trust 321, Cl. 2, (4.67)%, 3/1/32 6                                                  7,998,371                     1,649,403
Trust 324, Cl. 2, (9.67)%, 6/1/32 6                                                  6,164,880                     1,327,768
Trust 329, Cl. 2, (1.869)%, 1/1/33 6                                                 3,641,438                       804,027
Trust 333, Cl. 2, (0.293)%, 3/1/33 6                                                 2,800,665                       625,219
Trust 2001-63, Cl. SD, 13.552%, 12/18/31 6                                           2,572,217                       288,172
Trust 2001-68, Cl. SC, 8.249%, 11/25/31 6                                            1,897,326                       200,905
Trust 2001-81, Cl. S, 10.982%, 1/25/32 6                                             2,109,935                       213,912
Trust 2002-9, Cl. MS, 7.685%, 3/25/32 6                                              3,113,115                       329,906
Trust 2002-52, Cl. SD, 7.422%, 9/25/32 6                                             2,389,963                       203,807
Trust 2002-77, Cl. SH, 15.832%, 12/18/32 6                                           2,503,359                       255,856
                                                                                                             ----------------
                                                                                                                 747,128,799

-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.7%
Government National Mortgage Assn.:
3.375%, 4/20/17                                                                         65,402                        66,362
6.50%, 11/15/23-12/15/23                                                               170,026                       179,622
7%, 1/15/28-1/20/30                                                                  1,621,266                     1,717,554
7.25%, 12/15/05                                                                            117                           117
7.50%, 10/15/06-11/15/26                                                             1,359,556                     1,464,066
8%, 6/15/06-8/15/28                                                                    405,455                       439,036
8.25%, 4/15/08                                                                          11,725                        12,270
8.50%, 1/15/06-12/15/17                                                              1,070,460                     1,166,709
9%, 9/15/08-5/15/09                                                                     35,393                        37,509
9.50%, 7/15/18-12/15/19                                                                 58,804                        66,279
10%, 8/15/17-8/15/19                                                                   159,889                       181,271
10.50%, 2/15/13-5/15/21                                                                561,332                       638,692
11%, 10/20/19-7/20/20                                                                  485,667                       540,376
11.50%, 2/15/13                                                                         14,691                        16,348
12%, 12/15/12-3/15/14                                                                    7,020                         7,925
12.50%, 1/15/14-11/15/14                                                               117,228                       132,644
13%, 4/15/11-12/15/14                                                                   18,746                        20,829


                     17 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage Assn.: Continued
13.50%, 5/15/11-1/15/13                                                        $        17,343               $        19,866
14%, 6/15/11                                                                             4,617                         5,306
-----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. , Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 6.241%, 3/16/28 6                                             2,221,754                       257,737
Series 1998-19, Cl. SB, 5.983%, 7/16/28 6                                            3,713,471                       458,529
                                                                                                             ----------------
                                                                                                                   7,429,047

-----------------------------------------------------------------------------------------------------------------------------
PRIVATE--12.0%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.6%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A2, 7.64%, 11/13/29 1                                           3,000,000                     3,203,508
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                             5,000,000                     5,244,901
-----------------------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                               7,213,384                     7,336,179
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                               5,377,538                     5,548,947
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                              3,682,650                     3,687,598
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                              1,944,521                     1,942,523
-----------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 6.69%, 6/22/24 6                       44,145,390                     1,764,434
-----------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2001-SP GA, Cl. B, 6.662%, 8/13/18                             10,767,000                    11,912,992
-----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35       3,080,000                     3,269,692
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                   2,235,133                     2,342,922
-----------------------------------------------------------------------------------------------------------------------------
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 8.223%, 1/17/34 6             176,756,419                     3,121,130
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg. Obligations,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                             10,000,000                    11,293,565
-----------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 2                                              678,983                       597,505
-----------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                                    7,115,493                     7,299,094
-----------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                3,684,998                     3,780,578
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                3,480,000                     3,715,840
-----------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                              10,000,000                    10,885,861
-----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                        8,181,000                     9,297,898


                     18 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Structured Asset Securities Corp., Collateralized Mtg. Obligations Interest-
Only Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 15.268%, 3/25/33 6   $    23,424,643               $     3,546,311
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                            7,733,381                     7,746,975
Series 2004-W, Cl. A2, 4.629%, 11/25/34 1                                            3,560,068                     3,561,621
                                                                                                             ----------------
                                                                                                                 111,100,074

-----------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                              6,174,801                     6,330,127
-----------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                 2,500,000                     2,535,916
-----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                   4,269,382                     3,780,667
-----------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security,
Series 1995-2B, Cl. 2IO, (8.659)%, 6/15/25 6                                        16,337,034                       395,613
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Collateralized Mtg.
Obligations, Series 2000-1, Cl. M3, 4.40%, 1/25/40 1                                 1,592,826                     1,602,254
                                                                                                             ----------------
                                                                                                                  14,644,577
                                                                                                             ----------------
Total Mortgage-Backed Obligations (Cost $877,657,236)                                                            880,302,497

-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--52.0%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.125%, 11/15/06                               20,315,000                    20,142,058
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
6.625%, 9/15/09                                                                     36,620,000                    40,250,910
6.875%, 9/15/10                                                                     10,100,000                    11,361,652
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                                      10,000,000                     9,976,550
3.01%, 6/2/06                                                                       11,400,000                    11,302,701
4.25%, 7/15/07                                                                      23,080,000                    23,290,536
6.625%, 9/15/09                                                                     18,300,000                    20,075,576
7.25%, 1/15/10                                                                      70,110,000                    79,181,673
7.25%, 5/15/30 7                                                                     6,085,000                     7,944,375
-----------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips, 6.10%, 1/15/21 8      25,656,000                    11,695,493
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                    16,600,000                    17,338,551
7.125%, 5/1/30                                                                       2,610,000                     3,371,058
Series A, 6.79%, 5/23/12                                                            61,107,000                    69,487,275
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28                                                                       7,862,000                     8,645,440
6.875%, 8/15/25                                                                     15,740,000                    19,997,182
7.25%, 5/15/16                                                                       4,325,000                     5,369,591
9.25%, 2/15/16                                                                      39,850,000                    56,331,721
11.25%, 2/15/15                                                                      1,450,000                     2,248,406
STRIPS, 4.90%, 2/15/16 8                                                            24,460,000                    14,829,976


                     19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL                         VALUE
                                                                                        AMOUNT                    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.875%, 12/31/05                                                               $     5,600,000               $     5,541,598
2.50%, 10/31/06                                                                      8,800,000                     8,659,411
2.50%, 9/30/06 7                                                                    20,625,000                    20,316,450
2.75%, 7/31/06-8/15/07                                                              75,446,000                    74,306,039
                                                                                                             ----------------
Total U.S. Government Obligations (Cost $534,214,589)                                                            541,664,222

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--1.3%
-----------------------------------------------------------------------------------------------------------------------------
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23
(Cost $13,000,580)                                                                  13,050,000                    13,932,519

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.94% in joint repurchase agreement (Principal Amount/
Value $1,752,409,000, with a maturity value of $1,752,535,563) with UBS Warburg
LLC, 2.60%, dated 2/28/05, to be repurchased at $34,059,460 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34, with a value of
$1,789,443,338 (Cost $34,057,000)                                                   34,057,000                    34,057,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash
Collateral from Securities Loaned) (Cost $1,529,582,192)                                                       1,531,223,838

-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--7.6%
-----------------------------------------------------------------------------------------------------------------------------
MEDIUM TERM FLOATING NOTE--0.4%
Countrywide Home Loans, 2.935% Unsec. Unsub. Nts., Series M, 5/20/05 9               3,959,172                     3,959,172
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--7.2%
Undivided interest of 19.26% in joint repurchase agreement (Principal Amount/
Value $286,569,700, with a maturity value of $286,708,447) with UBS Securities
LLC, 2.49%, dated 2/28/05, to be repurchased at $55,210,318 on 3/7/05, collateralized by AA Corporate Bonds, 0.00%-6.643%, 8/15/11-9/15/37, with a
value of $300,901,406 9                                                             55,183,600                    55,183,600
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.79% in joint repurchase agreement (Principal Amount/
Value $2,550,000,000, with a maturity value of $2,550,190,542 with Nomura
Securities, 2.69%, dated 2/28/05, to be repurchased at $20,033,849 on 3/1/05, collateralized by U.S. Government Mortgage Agencies, 2.88%-10.25%,
7/15/05-2/15/47, with a value of $2,640,231,121 9                                   20,032,352                    20,032,352
                                                                                                             ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $79,175,124)                                                                                                79,175,124

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,608,757,316)                                        154.5%                1,610,398,962
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (54.5)                 (567,831,631)
                                                                               ----------------------------------------------
NET ASSETS                                                                               100.0%              $ 1,042,567,331
                                                                               ==============================================


                     20 | OPPENHEIMER U.S. GOVERNMENT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $14,365,954, which represents 1.38% of the Fund's net assets. See
Note 7 of Notes to Financial Statements.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after February 28, 2005. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $31,272,197 or 3% of the Fund's net assets as of February 28, 2005.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $8,257,915. See Note 5 of Notes to Financial Statements.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $166,570,306)
(cost $1,608,757,316)--see accompanying statement of investments                       $   1,610,398,962
---------------------------------------------------------------------------------------------------------
Cash                                                                                           7,680,164
---------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                              91,021,220
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                  9,826,260
Interest and principal paydowns                                                                7,993,943
Shares of beneficial interest sold                                                             1,295,618
Futures margins                                                                                  123,290
Other                                                                                             41,389
                                                                                       ------------------
Total assets                                                                               1,728,380,846

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   170,196,344
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                         14,424
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $505,208,057 purchased on a when-issued basis
or forward commitment)                                                                       511,595,310
Shares of beneficial interest redeemed                                                         2,589,816
Distribution and service plan fees                                                               421,894
Dividends                                                                                        413,748
Trustees' compensation                                                                           209,091
Transfer and shareholder servicing agent fees                                                    205,178
Shareholder communications                                                                       126,577
Other                                                                                             41,133
                                                                                       ------------------
Total liabilities                                                                            685,813,515

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $   1,042,567,331
                                                                                       ==================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $         107,789
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,047,579,304
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              2,312,926
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (9,980,632)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     2,547,944
                                                                                       ------------------
NET ASSETS                                                                             $   1,042,567,331
                                                                                       ==================


                     22 | OPPENHEIMER U.S. GOVERNMENT TRUST

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $650,556,913 and
67,227,064 shares of beneficial interest outstanding)                                                  $ 9.68
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)        $10.16
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $231,781,411 and 23,982,485 shares
of beneficial interest outstanding)                                                                    $ 9.66
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $118,817,144 and 12,298,217 shares
of beneficial interest outstanding)                                                                    $ 9.66
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $38,812,395 and 4,011,240 shares
of beneficial interest outstanding)                                                                    $ 9.68
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,599,468 and 268,700 shares of beneficial interest outstanding)                                      $ 9.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $   21,357,674
--------------------------------------------------------------------------------
Fee income                                                            5,445,690
--------------------------------------------------------------------------------
Portfolio lending fees                                                  110,092
                                                                 ---------------
Total investment income                                              26,913,456

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,075,783
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 821,867
Class B                                                               1,213,594
Class C                                                                 624,259
Class N                                                                  88,628
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 793,835
Class B                                                                 295,777
Class C                                                                 146,610
Class N                                                                  83,874
Class Y                                                                      57
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  58,463
Class B                                                                  37,476
Class C                                                                  14,062
Class N                                                                   2,271
--------------------------------------------------------------------------------
Custodian fees and expenses                                              22,004
--------------------------------------------------------------------------------
Trustees' compensation                                                   19,750
--------------------------------------------------------------------------------
Other                                                                    34,784
                                                                 ---------------
Total expenses                                                        7,333,094
Less reduction to custodian expenses                                     (7,157)
Less payments and waivers of expenses                                (1,020,480)
                                                                 ---------------
Net expenses                                                          6,305,457

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                20,607,999


                     24 | OPPENHEIMER U.S. GOVERNMENT TRUST

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                      $    6,099,550
Closing of futures contracts                                          5,032,097
Swap contracts                                                              214
                                                                 ---------------
Net realized gain                                                    11,131,861
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (19,853,196)
Futures contracts                                                     1,467,914
Swap contracts                                                           (9,188)
                                                                 ---------------
Net change in unrealized appreciation (depreciation)                (18,394,470)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,345,390
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS              YEAR
                                                                                       ENDED             ENDED
                                                                           FEBRUARY 28, 2005        AUGUST 31,
                                                                                 (UNAUDITED)              2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                        $    20,607,999   $    43,396,625
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                          11,131,861        (2,476,585)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             (18,394,470)       21,840,854
                                                                             ----------------------------------
Net increase in net assets resulting from operations                              13,345,390        62,760,894

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (15,219,066)      (28,399,993)
Class B                                                                           (4,539,266)       (9,096,106)
Class C                                                                           (2,333,911)       (4,777,984)
Class N                                                                             (754,693)       (1,022,931)
Class Y                                                                              (57,400)          (99,858)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (8,853,089)       (1,491,853)
Class B                                                                           (3,135,660)         (633,564)
Class C                                                                           (1,584,342)         (319,195)
Class N                                                                             (473,724)          (56,550)
Class Y                                                                              (30,793)           (4,531)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                          (36,742,212)     (138,310,756)
Class B                                                                          (23,982,727)     (114,089,516)
Class C                                                                          (15,975,239)      (57,216,063)
Class N                                                                            5,573,661         7,724,093
Class Y                                                                              299,928          (274,825)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total decrease                                                                   (94,463,143)     (285,308,738)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,137,030,474     1,422,339,212
                                                                             ----------------------------------
End of period (including accumulated net investment income
of $2,312,926 and $4,609,263, respectively)                                  $ 1,042,567,331   $ 1,137,030,474
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS A                                       (UNAUDITED)        2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.89       $    9.76       $    9.88     $    9.52       $    9.19     $    9.15
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .20 1           .38             .28           .54             .51           .58
Net realized and unrealized gain (loss)          (.06)            .14            (.10)          .36             .36           .04
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  .14             .52             .18           .90             .87           .62
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.22)           (.37)           (.28)         (.54)           (.54)         (.57)
Distributions from net realized gain             (.13)           (.02)           (.02)           --              --            --
Tax return of capital distribution                 --              --              --            --              --          (.01)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.35)           (.39)           (.30)         (.54)           (.54)         (.58)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.68           $9.89           $9.76         $9.88           $9.52     $    9.19
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               1.40%           5.47%           1.85%         9.75%           9.75%         7.03%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 650,557       $ 702,064       $ 830,310     $ 853,671       $ 599,659     $ 559,194
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 684,325       $ 746,658       $ 906,353     $ 679,657       $ 580,177     $ 542,931
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.06%           3.80%           2.85%         5.57%           5.46%         6.37%
Total expenses                                   1.07%           1.06%           1.01%         1.06%           0.91%         1.12%
Expenses after payments and waivers and
reduction to custodian expenses                  0.90%           0.98%            N/A 4         N/A 4           N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58% 5           84% 6           72%          121%            215%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,153,542,730 and $3,320,902,656, respectively.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,578,633,006 and $5,998,603,295, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS B                                       (UNAUDITED)        2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.88       $    9.75       $    9.87     $    9.51       $    9.18     $    9.14
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .16 1           .31             .21           .46             .45           .51
Net realized and unrealized gain (loss)          (.07)            .14            (.10)          .36             .35           .04
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  .09             .45             .11           .82             .80           .55
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.18)           (.30)           (.21)         (.46)           (.47)         (.50)
Distributions from net realized gain             (.13)           (.02)           (.02)           --              --            --
Tax return of capital distribution                 --              --              --            --              --          (.01)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.31)           (.32)           (.23)         (.46)           (.47)         (.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.66       $    9.88       $    9.75     $    9.87       $    9.51     $    9.18
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               0.92%           4.67%           1.07%         8.93%           8.92%         6.22%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 231,781       $ 261,065       $ 370,984     $ 393,355       $ 204,576     $ 140,512
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 245,292       $ 301,926       $ 431,102     $ 266,559       $ 169,440     $ 151,770
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.31%           3.01%           2.08%         4.74%           4.67%         5.60%
Total expenses                                   1.85%           1.86%           1.78%         1.82%           1.67%         1.87%
Expenses after payments and waivers and
reduction to custodian expenses                  1.65%           1.76%            N/A 4         N/A 4           N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58% 5           84% 6           72%          121%            215%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,153,542,730 and $3,320,902,656, respectively.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,578,633,006 and $5,998,603,295, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER U.S. GOVERNMENT TRUST


                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS C                                       (UNAUDITED)        2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.88       $    9.75       $    9.87     $    9.50       $    9.18     $    9.14
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .16 1           .31             .21           .46             .45           .51
Net realized and unrealized gain (loss)          (.07)            .14            (.10)          .37             .34           .04
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  .09             .45             .11           .83             .79           .55
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.18)           (.30)           (.21)         (.46)           (.47)         (.50)
Distributions from net realized gain             (.13)           (.02)           (.02)           --              --            --
Tax return of capital distribution                 --              --              --            --              --          (.01)
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.31)           (.32)           (.23)         (.46)           (.47)         (.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.66       $    9.88       $    9.75     $    9.87       $    9.50     $    9.18
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               0.93%           4.69%           1.12%         9.05%           8.81%         6.21%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 118,817       $ 137,480       $ 192,496     $ 205,349       $ 124,542     $  91,496
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 126,181       $ 156,925       $ 216,954     $ 144,852       $ 109,060     $  77,875
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.32%           3.04%           2.13%         4.76%           4.69%         5.61%
Total expenses                                   1.84%           1.81%           1.74%         1.81%           1.67%         1.88%
Expenses after payments and waivers and
reduction to custodian expenses                  1.65%           1.74%            N/A 4         N/A 4           N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58% 5           84% 6           72%          121%            215%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,153,542,730 and $3,320,902,656, respectively.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,578,633,006 and $5,998,603,295, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                               SIX MONTHS                                                      YEAR
                                                    ENDED                                                     ENDED
                                        FEBRUARY 28, 2005                                                AUGUST 31,
CLASS N                                       (UNAUDITED)        2004            2003          2002            2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.89       $    9.76       $    9.88     $    9.52       $    9.45
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                             .19 2           .34             .24           .50             .25
Net realized and unrealized gain (loss)          (.06)            .15            (.10)          .39             .07
                                            -------------------------------------------------------------------------
Total from investment operations                  .13             .49             .14           .89             .32
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.21)           (.34)           (.24)         (.53)           (.25)
Distributions from net realized gain             (.13)           (.02)           (.02)           --              --
Tax return of capital distribution                 --              --              --            --              --
                                            -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.34)           (.36)           (.26)         (.53)           (.25)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.68       $    9.89       $    9.76     $    9.88       $    9.52
                                            =========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               1.28%           5.13%           1.45%         9.62%           3.50%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  38,812       $  34,067       $  25,947     $  13,453       $     513
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  35,898       $  29,034       $  22,027     $   6,092       $      90
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            3.81%           3.52%           2.41%         5.21%           5.54%
Total expenses                                   1.56%           1.59%           1.52%         1.31%           0.85%
Expenses after payments and waivers and
reduction to custodian expenses                  1.15%           1.29%           1.42%          N/A 5           N/A 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58% 6           84% 7           72%          121%            215%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,153,542,730 and $3,320,902,656, respectively.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,578,633,006 and $5,998,603,295, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER U.S. GOVERNMENT TRUST

                                               SIX MONTHS                                                                    YEAR
                                                    ENDED                                                                   ENDED
                                        FEBRUARY 28, 2005                                                              AUGUST 31,
CLASS Y                                       (UNAUDITED)        2004            2003          2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    9.89       $    9.76       $    9.88     $    9.52       $    9.19     $    9.15
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .21 1           .42             .33           .56             .56           .62
Net realized and unrealized gain (loss)          (.07)            .14            (.10)          .36             .34           .03
                                            ---------------------------------------------------------------------------------------
Total from investment operations                  .14             .56             .23           .92             .90           .65
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             (.23)           (.41)           (.33)         (.56)           (.57)         (.61)
Distributions from net realized gain             (.13)           (.02)           (.02)           --              --            --
Tax return of capital distribution                 --              --              --            --              --            -- 2
                                            ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.36)           (.43)           (.35)         (.56)           (.57)         (.61)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.67       $    9.89       $    9.76     $    9.88       $    9.52     $    9.19
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               1.45%           5.88%           2.37%        10.05%          10.10%         7.39%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   2,600       $   2,354       $   2,602     $   2,861       $   1,522     $     333
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   2,413       $   2,377       $   3,133     $   1,933       $     464     $      27
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                            4.38%           4.20%           3.36%         5.80%           5.83%         6.51%
Total expenses                                   0.58%           0.58%           0.59%         0.83%           1.06% 5       0.83%
Expenses after payments and waivers and
reduction to custodian expenses                   N/A 6           N/A 6           N/A 6        0.81%           0.61%          N/A 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            58% 7           84% 8           72%          121%            215%          181%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

6. Reduction to custodian expenses less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $3,153,542,730 and $3,320,902,656, respectively.

8. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $5,578,633,006 and $5,998,603,295, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer U.S. Government Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities


                     32 | OPPENHEIMER U.S. GOVERNMENT TRUST
with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2005, the Fund had purchased $505,208,057 of securities on a when-issued basis or forward commitment and sold $9,826,260 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of February 28, 2005, securities with an aggregate market value of $1,422, representing less than 0.01% of the Fund's net assets, were in default.


                     33 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended August 31, 2004, the Fund utilized $1,135,763 of capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2005, the Fund's projected benefit obligations were increased by $5,845 and payments of $15,065 were made to retired trustees, resulting in an accumulated liability of $171,251 as of February 28, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds


                     34 | OPPENHEIMER U.S. GOVERNMENT TRUST
selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     35 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                               SIX MONTHS ENDED FEBRUARY 28, 2005        YEAR ENDED AUGUST 31, 2004
                                       SHARES              AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                                8,652,073       $  85,185,040       17,673,365    $ 173,717,812
Dividends and/or
distributions reinvested            2,129,566          20,788,737        2,588,082       25,461,721
Redeemed                          (14,509,648)       (142,715,989)     (34,338,514)    (337,490,289)
                                 -------------------------------------------------------------------
Net decrease                       (3,728,009)      $ (36,742,212)     (14,077,067)   $(138,310,756)
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                                1,762,312       $  17,344,695        4,316,726    $  42,393,552
Dividends and/or
distributions reinvested              684,584           6,671,685          826,871        8,123,741
Redeemed                           (4,883,282)        (47,999,107)     (16,766,093)    (164,606,809)
                                 -------------------------------------------------------------------
Net decrease                       (2,436,386)      $ (23,982,727)     (11,622,496)   $(114,089,516)
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                                1,161,119       $  11,413,223        3,160,748    $  30,972,554
Dividends and/or
distributions reinvested              347,699           3,386,817          448,493        4,405,051
Redeemed                           (3,127,650)        (30,775,279)      (9,437,217)     (92,593,668)
                                 -------------------------------------------------------------------
Net decrease                       (1,618,832)      $ (15,975,239)      (5,827,976)   $ (57,216,063)
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                                1,085,796       $  10,675,223        1,789,792    $  17,568,689
Dividends and/or
distributions reinvested              122,212           1,192,439          109,294        1,074,565
Redeemed                             (640,284)         (6,294,001)      (1,112,894)     (10,919,161)
                                 -------------------------------------------------------------------
Net increase                          567,724       $   5,573,661          786,192    $   7,724,093
                                 ===================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                                   43,210       $     423,653          170,773    $   1,681,776
Dividends and/or
distributions reinvested                9,033              88,156           10,535          103,635
Redeemed                              (21,534)           (211,881)        (209,782)      (2,060,236)
                                 -------------------------------------------------------------------
Net increase (decrease)                30,709       $     299,928          (28,474)   $    (274,825)
                                 ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended February 28, 2005, were $294,814,592 and $208,926,546, respectively.There were purchases of $313,285,645 and sales of $415,817,675 of U.S. government and government agency obligations for the six months ended February 28, 2005. In addition, there were purchases of $3,153,542,730


                     36 | OPPENHEIMER U.S. GOVERNMENT TRUST
and sales of $3,320,902,656 of To Be Announced (TBA) mortgage-related securities for the six months ended February 28, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $300 million of average annual net assets of the Fund, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion. Prior to January 1, 2005 the Fund provided for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $100 million, 0.57% of the next $100 million, 0.55% of the next $400 million, 0.50% of the next $1.2 billion, and 0.475% of average annual net assets over $2.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $1,324,024 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by


                     37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $7,149,735, $2,375,739 and $546,509, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                           CLASS A          CLASS B          CLASS C           CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED          DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS            RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY
ENDED                 DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------
February 28, 2005        $149,097           $4,978         $343,551           $6,777           $15,521

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective March 1, 2004, the Manager has voluntarily undertaken to limit the "Total Annual Operating Expenses" for all classes of shares so that "Total Annual Operating Expenses," as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 28, 2005, the Manager reimbursed the Fund $586,606, $245,118, $115,718 and $52,045 for Class A, Class B, Class C and Class N shares, respectively. The Manager may modify or terminate that undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $20,993 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value


                     38 | OPPENHEIMER U.S. GOVERNMENT TRUST
of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2005, the Fund had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                  EXPIRATION     NUMBER OF       VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                   DATES     CONTRACTS     FEBRUARY 28, 2005   (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                      6/21/05           821          $ 92,234,219      $  (543,985)
                                                                                      ------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.    3/31/05-6/30/05         1,034           214,851,406          382,761
U.S. Treasury Nts., 5 yr.    3/21/05-6/21/05           409            44,078,203          291,950
U.S. Treasury Nts., 10 yr.   3/21/05-6/21/05           929           102,405,875          789,996
                                                                                      ------------
                                                                                        1,464,707
                                                                                      ------------
                                                                                      $   920,722
                                                                                      ============

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified


                     39 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. INTEREST RATE SWAP CONTRACTS Continued

index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of February 28, 2005, the Fund had entered into the following interest rate swap agreements:

                                        RATE            RATE
                                     PAID BY     RECEIVED BY
                                 THE FUND AT     THE FUND AT
SWAP                 NOTIONAL   FEBRUARY 28,    FEBRUARY 28,       FLOATING   TERMINATION    UNREALIZED
COUNTERPARTY           AMOUNT           2005            2005     RATE INDEX          DATE  DEPRECIATION
-------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                               Three-Month
Inc.               $1,000,000           2.02%          1.895%         LIBOR        4/2/06       $14,424

Index abbreviations are as follows:
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of February 28, 2005, the Fund had on loan securities valued at $166,570,306. Collateral of $170,196,344


                     40 | OPPENHEIMER U.S. GOVERNMENT TRUST
was received for the loans, of which, $79,175,124 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     41 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      42| OPPENHEIMER U.S. GOVERNMENT TRUST

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By:      ____________________________

         John V. Murphy
         Chief Executive Officer
Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005